Acquisition of Subsidiary (Details) - Schedule of Indicative of Future Consolidated Results - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of indicative of future consolidated results [Abstract]
Revenue	$ 14,232,869	$ 58,222,292	$ 55,822,617
Operating costs and expenses	14,469,401	57,707,072	56,843,320
Income (loss) from operations	(236,532)	515,220	(1,020,703)
Other income	8,386	1,931,990	389,358
Income tax expense	(17,926)	(336,486)	(28,538)
Net income (loss)	$ (246,072)	$ 2,110,724	$ (659,883)